EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Earnings Per Share

18.  EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attributable to Ctrip’s shareholders	1,048,069,740	1,076,414,897	714,405,864
Eliminate the dilutive effect of interest expense of convertible bond	—	—	4,617,398
Numerator for diluted earnings per share	1,048,069,740	1,076,414,897	719,023,262

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,385,451	35,977,063	34,236,761
Dilutive effect of share options	2,191,605	2,053,911	1,230,941
Dilutive effect of convertible bond	—	—	623,083
Denominator for diluted earnings per ordinary share	37,577,056	38,030,974	36,090,785

Basic earnings per ordinary share	29.62	29.92	20.87
Diluted earnings per ordinary share	27.89	28.30	19.92

Basic earnings per ADS	7.40	7.48	5.22
Diluted earnings per ADS	6.97	7.08	4.98

For the years ended December 31, 2010, 2011 and 2012, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2010	2011	2012
	RMB	RMB	RMB

Outstanding weighted average stock options	300,275	715,894	1,779,507
Sold Warrants	—	—	1,197,274
	300,275	715,894	2,976,781